DIREXION SHARES ETF TRUST
Direxion Daily CSCO Bull 2X Shares
Direxion Daily CSCO Bear 1X Shares
Direxion Daily QCOM Bull 2X Shares
Direxion Daily QCOM Bear 1X Shares

Supplement dated May 19, 2025 to the
Prospectuses and Statements of Additional Information (“SAI”)
dated February 10, 2025, as supplemented

Effective immediately, the trading symbol for the Funds listed below will be as follows:
Fund	Ticker Symbol
Direxion Daily CSCO Bull 2X Shares	CSCL
Direxion Daily CSCO Bear 1X Shares	CSCS
Direxion Daily QCOM Bull 2X Shares	QCMU
Direxion Daily QCOM Bear 1X Shares	QCMD
Additionally, effective immediately, the names for the Funds listed below will be changed as follows:
Previous Name	New Name
Direxion Daily CSCO Bull 2X Shares	Direxion Daily CSCO Bull 2X ETF
Direxion Daily CSCO Bear 1X Shares	Direxion Daily CSCO Bear 1X ETF
Direxion Daily QCOM Bull 2X Shares	Direxion Daily QCOM Bull 2X ETF
Direxion Daily QCOM Bear 1X Shares	Direxion Daily QCOM Bear 1X ETF
For more information, please contact the Funds at (866) 476-7523.

Please retain this Supplement with your Summary Prospectus and Prospectus.